UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert Social Index Fund

Table of Contents

President's Letter

1

Social Update

3

Portfolio Management Discussion

4

Statement of Net Assets

7

Statement of Operations

25

Statements of Changes in Net Assets

26

Notes to Financial Statements

28

Financial Highlights

32

Explanation of  Financial Tables

36

Proxy Voting Disclosure

38

Dear Shareholders:

The past year has seen a resurgence of returns across nearly all categories of investment, with the S&P 500 showing a 14.07% gain for the six months ending March 31st and the Lehman U.S. Credit Index up a solid, though less dramatic, 3.78% over the same period.

While we at Calvert celebrate these very strong returns, we caution investors against becoming too caught up in short-term market movements.  Now, as at any time, prudent investors should work with their financial advisors to develop a sound asset allocation and investment strategy and stick to it, rebalancing as necessary to reach their targets.

Calvert continued this year to strive toward its dual goals of superior investment results and positive social impact.  On the investment side, we are very pleased that several Calvert funds recently have been recognized by the industry for their excellence.  Daniel Boone III, the manager of our largest stock fund, the Calvert Social Investment Fund Equity Portfolio, won the "Excellence in Fund Management Award" from Standard & Poor's. As a result, BusinessWeek magazine included Boone among their "Best Fund Managers of 2004."1 In addition, CSIF Bond Portfolio managed by Calvert Asset Management Company's fixed-income team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2 And we're proud that John Montgomery, manager of Calvert Large Cap Growth Fund, was named one of the best stock pickers of 2003 by Morningstar. 3  In addition, the Calvert Large Cap Growth Fund was named to the USA Today "All Star Mutual Fund Team." 4

We also maintain our commitment to an industry-leading standard for corporate responsibility. This year, for instance, Calvert commissioned an investor confidence survey to gauge investor confidence of corporate integrity and investor perceptions of the tie between corporate responsibility, risk reduction, and long-term returns.  The survey found that investors are, indeed, concerned about the issues uncovered at Enron and WorldCom, as well as within the mutual fund industry, and believe that their investments should be directed toward companies with sound corporate governance and reporting procedures. In addition, we launched a company-wide initiative, Corporate Responsibility Matters, which outlines five pillars of corporate responsibility and includes action steps for companies, investors and financial professionals.

We believe that investors should enjoy positive investment returns as a result of responsible corporate management.  Therefore, Calvert will continue to focus on both its objectives -- investment excellence and corporate responsibility with positive environmental and social impact -- as we go forward.  Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Nominees for Stock Fund Manager of the Year, December 11, 2003, Morningstar.

4 USA Today, "Fund Manager All Star Mutual Fund Team," February 26, 2004.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social Update

from the Calvert Social Research Department

Shareholder Activism

Through shareholder activism, Calvert seeks to move companies already operating at higher levels of corporate, environmental, and social responsibility than their industry peers to even higher levels of corporate excellence. We continue our activism from last year's record-setting season, with corporate disclosure and board diversity our current focus.

Inroads on Corporate Disclosure

Negative environmental impact and product failure can cause a company to falter, collapse, or even declare bankruptcy. With information in advance of potential problems, investors can steer clear of companies in social/environmental peril, just as they can avoid investment in financially compromised firms. Fourteen of our 33 recent shareholder resolutions asked companies for sustainability reports based on Global Reporting Initiative guidelines, the standard for social and environmental reporting. We're delighted to report that we have been able to withdraw half of these resolutions because the companies agreed to report corporate, environmental, and social, in addition to financial, performance.

Board Diversity Successes

Currently, more than 88% of board members of the Russell 3000 companies come from a demographic group that accounts for just 25% of the U.S. population. With growing evidence that more diverse corporate boards are associated with better financial performance, we proudly continue into our second season of shareholder resolutions for board diversity. Of 10 resolutions filed, we have successfully withdrawn five because the companies agreed to adopt our model diversity charter, endorsed by the National Association of State Treasurers.

"Corporate Responsibility Matters"

You may be aware that in the last quarter of 2003, we launched the Corporate Responsibility Matters campaign with a special Web-based report to raise public awareness of how investors, financial advisors, and retirement plan sponsors can help work to promote healthy companies, strong markets, and sound investments. The campaign is just another example of Calvert's leadership in our industry -- and of how our company has always done business.

Portfolio Management Discussion

Steve Falci

Chief Investment Officer, Equities

Calvert Asset Management Company

Performance

For the six month period ended March 31, 2004, Class A shares of Calvert Social Index Fund posted a total return of 12.78%, and the Calvert Social Index returned 13.30%. The Russell 1000, another broad measure of large-cap stock performance, was up 14.40% over the six-month period.

Investment Climate

The rally that began early in the fourth quarter of 2002 continued throughout the period, with particularly strong performance from stocks from October through December 2003. Over the last three months of the period -- the first quarter of 2004 -- stocks slowed their ascent but still managed to post generally positive returns. Strong economic performance and expected improvements in profitability were leading factors for the strong start. As improvements in jobs creation continued to lag other, positive, economic news, markets slowed as investors began to worry that the economic recovery, and thus the market recovery, was not sustainable. Profit reports during the first quarter were generally in line with expectations or exceeded them, but investors may have believed that much of the good news was already priced into stocks, as this news failed to drive prices higher.

Portfolio

Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	12.78%	34.63%
Class B	12.14%	33.19%
Class C	12.15%	33.23%
Class I	12.94%	35.16%
Calvert Social Index	13.30%	35.84%
Lipper Multi Cap Core Funds Avg	14.72%	38.47%

Ten Largest Stock Holdings

% of Net Assets
Microsoft Corp.	3.8%
Pfizer, Inc.	3.8%
American International Group	2.6%
Intel Corp.	2.5%
Cisco Systems, Inc.	2.3%
International Business Machines Corp.	2.2%
Johnson & Johnson	2.1%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.7%
Merck & Co., Inc.	1.4%
Total	24.3%

Asset Allocation

Stocks	98%
Cash & Cash Equivalents	2%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	28.22%
Since inception	(9.37%)
(6/30/00)

Class B Shares
One year	28.19%
Since inception	(9.82%)
(6/30/00)

Class C Shares
One year	32.23%
Since inception	(9.09%)
(6/30/00)

Class I Shares
One year	35.16%
Since inception	(7.82%)
(6/30/00)

The period could be broadly classified as a value market, as the Russell 1000 Value Index, which returned 17.65%, outperformed the Russell 1000 Growth Index by 6.37%. Often, stocks are divided into value and growth baskets based on some sort of valuation metric such as price-to-book-value or price-to-earnings ratio. Using either of those measures, it was definitely a value period, as the better returns were realized by the lower price-to-book and lower price-to-earnings stocks.

The early days of the current rally, dating back to October 2002, experienced significant returns from rebounding technology stocks. However, tech stocks played a lesser role during the reporting period. Of late, classic cyclically oriented value sectors -- Energy, Raw Materials, and Industrial Goods --  posted the best returns. Technology and Health Care, which account for about 40% of the value of the Fund and the Index, posted the second- and third-worst performance among the various economic sectors.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Portfolio Strategy

Calvert Social Index Fund is a passively managed portfolio designed to perform in line with the Calvert Social Index. The Fund's portfolio manager, World Asset Management, attempts to achieve this goal by investing in each of the stocks in the Index according to its Index weighting. Performance of the Fund relative to the Index is affected by expenses, transaction costs, and cash holdings, but the return of the Fund should, and does, closely mirror that of the Index.

At 29.4% of the Index, Financial Services stocks represented the largest sector weighting in the Calvert Social Index as of March 31, 2004. Over the six-month period, Financials generally outperformed the Index as a whole, returning 17.2%. As noted above, other key sector exposures -- Technology and Health Care -- did not fare as well, managing to post returns of 7.9% and 8.9%, respectively, for the period.

Outlook

Historically, markets have performed strongly in both the first and second years after the bottom of a bear market. Certainly this was the case from the bottom of the most recent bear market in October 2002 through September 30, 2003. With stocks holding on to low double-digit returns since September 30, 2003, stock performance in the Fund's current fiscal year has been good. However, the declining strength of equity markets over the past three months indicates that investors may be turning apprehensive. As much as the profit performance from 2003 has been impressive, at least relative to prior period performance, investors sense that improvement in the jobs picture is necessary for sustained economic growth and an improved business climate.

Finally, global tensions continue to hang over the market. Terror reared its ugly head in Spain in March, events in Iraq have produced an uneven mix of forward and backward steps, and the U.S. Presidential elections have already gotten off to a rocky and contentious start. In a climate of growing uncertainty, markets may be subject to periods of correction as they build on the advances of last year.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Statement of Net Assets

March 31, 2004

Equity Securities - 97.0%	Shares	Value
Advertising Agencies - 0.3%
Catalina Marketing Corp.*	270	$5,235
Harte-Hanks, Inc.	576	13,490
Lamar Advertising Co.*	500	20,110
Omnicom Group, Inc.	1,259	101,035
RH Donnelley Corp.*	200	9,340
Valassis Communications, Inc.*	337	10,245
		159,455

Air Transportation - 0.6%
Continental Airlines, Inc. (Class B)*	470	5,889
Delta Air Lines, Inc.	744	5,892
Expeditors International Washington, Inc.	720	28,433
FedEx Corp.	1,967	147,840
JetBlue Airways Corp.*	600	15,174
Skywest, Inc.	418	8,042
Southwest Airlines Co.	5,204	73,949
		285,219

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,161	37,988

Auto Parts - Original Equipment - 0.2%
ArvinMeritor, Inc.	500	9,915
BorgWarner, Inc.	200	16,966
Delphi Corp.	3,693	36,782
Visteon Corp.	879	8,412
		72,075

Auto Trucks & Parts - 0.1%
Gentex Corp.	528	22,905

Banks - New York City - 1.6%
Bank of New York Co., Inc.	5,175	163,012
J.P. Morgan Chase & Co.	13,568	569,178
		732,190

Banks - Outside New York City - 11.2%
AmSouth Bancorp	2,338	54,966
Associated Banc-Corp.	430	19,260
BancorpSouth, Inc.	447	9,780
Bank of America Corp.	9,795	793,199
Bank of Hawaii Corp.	400	18,532
Bank One Corp.	7,369	401,758
Banknorth Group, Inc.	1,109	37,750
BB&T Corp.	3,643	128,598
Chittenden Corp.	200	6,600
Citizens Banking Corp.	200	6,526
City National Corp.	300	17,970
Colonial Bancgroup, Inc.	800	14,800
Equity Securities - Cont'd	Shares	Value
Banks - Outside New York City - Cont'd
Comerica, Inc.	1,156	$62,794
Commerce Bancorp, Inc.	484	31,886
Commerce Bancshares, Inc.	428	20,420
Community First Bankshares, Inc.	300	9,642
Compass Bancshares, Inc.	766	31,766
Cullen/Frost Bankers, Inc.	360	15,394
Doral Financial Corp.	711	25,027
Fifth Third Bancorp	3,724	206,198
First Bancorp Puerto Rico	200	8,320
First Midwest Bancorp, Inc.	307	10,481
First Tennessee National Corp.	868	41,404
FirstMerit Corp.	500	13,025
FleetBoston Financial Corp.	7,042	316,186
Fulton Financial Corp.	710	15,812
Greater Bay Bancorp	300	8,775
Hibernia Corp.	1,003	23,560
Hudson United Bancorp	308	11,719
Huntington Bancshares, Inc.	1,410	31,288
Investors Financial Services Corp.	480	19,834
KeyCorp Ltd.	2,784	84,327
M&T Bank Corp.	792	71,161
Marshall & Ilsley Corp.	1,492	56,413
Mellon Financial Corp.	2,911	91,085
Mercantile Bankshares Corp.	509	21,872
National City Corp.	3,995	142,142
National Commerce Financial Corp.	1,408	40,283
North Fork Bancorp, Inc.	1,016	42,997
Northern Trust Corp.	1,423	66,298
Old National Bancorp	428	9,673
Pacific Capital Bancorp	200	7,934
Park National Corp.	100	11,330
PNC Financial Services Group, Inc.	1,881	104,245
Popular, Inc.	815	35,127
Regions Financial Corp.	1,506	54,999
Silicon Valley Bancshares*	250	8,110
Sky Financial Group, Inc.	630	16,348
South Financial Group, Inc.	400	11,836
SouthTrust Corp.	2,209	73,250
Southwest Bancorp of Texas, Inc.	200	7,546
State Street Corp.	2,242	116,875
SunTrust Banks, Inc.	1,858	129,521
Synovus Financial Corp.	1,991	48,680
TCF Financial Corp.	429	21,909
Texas Regional Bancshares, Inc.	200	8,510
Trustmark Corp.	300	8,730
UCBH Holdings, Inc.	300	12,012
Union Planters Corp.	1,209	36,089
United Bankshares, Inc.	300	9,150
US Bancorp	12,676	350,491
Valley National Bancorp	657	18,376
Wachovia Corp.	8,754	411,438
Wells Fargo & Co.	11,154	632,097
Westamerica Bancorporation	258	13,019
Equity Securities - Cont'd	Shares	Value
Banks - Outside New York City - Cont'd
Whitney Holding Corp.	300	$12,522
Wilmington Trust Corp.	486	18,162
Zions Bancorp	608	34,778
		5,252,605

Biotechnology Research & Production - 1.8%
Abgenix, Inc.*	480	6,379
Amgen, Inc.*	8,503	494,620
Applera Corp. - Celera Genomics Group*	500	7,255
Biogen Idec, Inc.*	2,160	120,096
Genzyme Corp. - General Division*	1,480	69,619
Icos Corp.*	400	14,820
Idexx Laboratories, Inc.*	200	11,374
Invitrogen Corp.*	315	22,582
Millennium Pharmaceuticals, Inc.*	1,986	33,564
Millipore Corp.*	300	15,414
Neurocrine Biosciences, Inc.*	232	13,711
OSI Pharmaceuticals, Inc.*	253	9,715
Protein Design Labs, Inc.*	600	14,292
Trimeris, Inc.*	100	1,475
		834,916

Building - Air Conditioning - 0.0%
York International Corp.	270	10,614

Building Materials - 0.2%
Hughes Supply, Inc.	197	10,323
Masco Corp.	2,982	90,772
		101,095

Cable Television Services - 0.5%
Charter Communications, Inc.*	1,701	8,012
Echostar Communications Corp.*	1,614	52,858
Liberty Media Corp.*	17,744	194,297
		255,167

Chemicals - 0.5%
Air Products & Chemicals, Inc.	1,498	75,080
Airgas, Inc.	400	8,520
Cabot Microelectronics Corp.*	205	8,659
Ecolab, Inc.	1,698	48,444
Lubrizol Corp.	300	9,447
Praxair, Inc.	2,120	78,694
Sigma-Aldrich Corp.	455	25,180
		254,024

Commercial Information Services - 0.0%
Arbitron, Inc.*	200	8,052

Communications & Media - 1.0%
Time Warner, Inc.*	28,776	485,163

Equity Securities - Cont'd	Shares	Value
Communications Technology - 3.9%
3Com Corp.*	2,505	$17,685
ADC Telecommunications, Inc.*	5,557	16,115
Adtran, Inc.	521	15,646
Advanced Fibre Communications, Inc.*	557	12,271
Avaya, Inc.*	2,825	44,861
Avocent Corp.*	300	11,037
Brocade Communications Systems, Inc.*	1,699	11,315
CIENA Corp.*	3,144	15,626
Cisco Systems, Inc.*	45,308	1,065,644
Foundry Networks, Inc.*	800	13,736
Harris Corp.	400	19,364
JDS Uniphase Corp.*	9,370	38,136
Juniper Networks, Inc.*	2,606	67,782
NCR Corp.*	624	27,494
Qualcomm, Inc.	5,307	352,491
Scientific-Atlanta, Inc.	992	32,081
Tellabs, Inc.*	2,545	21,963
UTStarcom, Inc.*	684	19,672
		1,802,919

Computer Services, Software & Systems - 5.6%
Acxiom Corp.	595	13,066
Adobe Systems, Inc.	1,564	61,669
Amdocs Ltd.*	1,424	39,573
Ascential Software Corp.*	369	8,089
Autodesk, Inc.	700	22,134
BEA Systems, Inc.*	2,542	32,436
BMC Software, Inc.*	1,478	28,895
CACI International, Inc.*	200	8,600
Cadence Design Systems, Inc.*	1,800	26,532
Ceridian Corp.*	1,044	20,577
Check Point Software Technologies Ltd.*	1,633	37,183
Citrix Systems, Inc.*	1,122	24,258
Cognizant Technology Solutions Corp.*	400	18,100
Compuware Corp.*	2,327	17,336
Electronics for Imaging*	400	9,828
Hyperion Solutions Corp.*	300	12,435
Intuit, Inc.*	1,239	55,606
Macromedia, Inc.*	400	8,028
Mentor Graphics Corp.*	483	8,607
Mercury Interactive Corp.*	565	25,312
Microsoft Corp.	71,161	1,776,890
National Instruments Corp.	516	16,233
NETIQ Corp.*	432	6,031
NetScreen Technologies, Inc.*	609	22,186
Novell, Inc.*	2,493	28,370
Parametric Technology Corp.*	1,769	7,996
QLogic Corp.*	608	20,070
Red Hat, Inc.*	1,155	26,403
Reynolds & Reynolds Co.	417	11,847
Siebel Systems, Inc.*	3,285	37,810
Sybase, Inc.*	651	13,665
Symantec Corp.*	2,100	97,230
Equity Securities - Cont'd	Shares	Value
Computer Services, Software & Systems - Cont'd
Veritas Software Corp.*	2,858	$76,909
		2,619,904

Computer Technology - 6.0%
Apple Computer, Inc.*	2,437	65,921
Dell, Inc.*	16,879	567,472
Electronic Data Systems Corp.	3,200	61,920
EMC Corp.*	15,943	216,984
Emulex Corp.*	561	11,944
Hewlett-Packard Co.	20,111	459,335
Imation Corp.	200	7,524
Ingram Micro, Inc.*	839	15,186
International Business Machines Corp.	11,341	1,041,557
Maxtor Corp.*	1,669	13,602
McData Corp.*	500	3,520
Network Appliance, Inc.*	2,340	50,193
Nvidia Corp.*	1,064	28,185
Quantum Corp. - DLT & Storage System Group*	1,016	3,759
SanDisk Corp.*	1,000	28,370
Storage Technology Corp.*	760	21,151
Sun Microsystems, Inc.*	21,668	90,139
Synopsys, Inc.*	1,038	30,061
Unisys Corp.*	2,200	31,416
Western Digital Corp.*	1,400	15,722
Zebra Technologies Corp.*	300	20,811
		2,784,772

Consumer Electronics - 0.9%
DoubleClick, Inc.*	856	9,630
Earthlink, Inc.*	940	8,328
Electronic Arts, Inc.*	2,000	107,920
Garmin Ltd.	712	30,410
Harman International Industries, Inc.	434	34,546
Yahoo!, Inc.*	4,385	213,067
		403,901

Consumer Products - 1.2%
Alberto-Culver Co.	593	26,015
American Greetings Corp.*	400	9,108
Blyth, Inc.	299	9,768
Gillette Co.	6,638	259,546
Kimberly-Clark Corp.	3,306	208,609
Snap-On, Inc.	400	12,936
Toro Co.	200	12,400
		538,382

Containers & Packaging - Metal & Glass - 0.0%
AptarGroup, Inc.	257	9,869

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	800	20,800
Sealed Air Corp.*	600	29,838
Sonoco Products Co.	600	14,568
		65,206
Equity Securities - Cont'd	Shares	Value
Cosmetics - 0.3%
Avon Products, Inc.	1,552	$117,750
Estee Lauder Co.'s, Inc.	784	34,763
		152,513

Diversified Financial Services - 1.9%
American Express Co.	8,464	438,858
Bisys Group, Inc.*	800	13,408
CIT Group, Inc.	1,400	53,270
FNB Corp.	300	6,630
Goldman Sachs Group, Inc.	3,186	332,459
Leucadia National Corp.	459	24,456
		869,081

Diversified Production - 0.5%
American Standard Co.'s*	476	54,145
Danaher Corp.	1,013	94,584
Dover Corp.	1,398	54,200
Pentair, Inc.	350	20,650
		223,579

Drug & Grocery Store Chains - 0.8%
CVS Corp.	2,628	92,768
Supervalu, Inc.	886	27,059
Walgreen Co.	6,756	222,610
Whole Foods Market, Inc.	436	32,678
		375,115

Drugs & Pharmaceuticals - 9.8%
Allergan, Inc.	882	74,229
AmerisourceBergen Corp.	752	41,119
Amylin Pharmaceuticals, Inc.*	500	11,845
Barr Laboratories, Inc.*	666	30,547
Bristol-Myers Squibb Co.	12,784	309,756
Cardinal Health, Inc.	2,861	197,123
Forest Laboratories, Inc.*	2,450	175,469
Gilead Sciences, Inc.*	1,334	74,397
IVAX Corp.*	1,294	29,464
Johnson & Johnson	19,567	992,438
Medicis Pharmaceutical Corp.	300	12,000
Medimmune, Inc.*	1,632	37,667
Merck & Co., Inc.	14,668	648,179
Pfizer, Inc.	50,310	1,763,366
Pharmaceutical Resources, Inc.*	200	11,372
Schering-Plough Corp.	9,698	157,302
Taro Pharmaceuticals Industries Ltd.*	200	11,598
Vertex Pharmaceuticals, Inc.*	562	5,294
		4,583,165

Education Services - 0.4%
Apollo Group, Inc.*	1,157	99,629
Career Education Corp.*	660	37,383
Corinthian Colleges, Inc.*	600	19,836
DeVry, Inc.*	400	12,060
Equity Securities - Cont'd	Shares	Value
Education Services - Cont'd
Education Management Corp.*	400	$12,732
ITT Educational Services, Inc.*	300	9,360
		191,000

Electrical - Household Appliances - 0.1%
Maytag Corp.	460	14,522
Whirlpool Corp.	454	31,267
		45,789

Electronic Equipment & Components - 0.5%
Cooper Industries Ltd.	600	34,308
Emerson Electric Co.	2,800	167,776
Molex, Inc.	600	15,624
		217,708

Electronics - 0.1%
Amphenol Corp.*	578	17,166
Sanmina-SCI Corp.*	3,385	37,269
Semtech Corp.*	506	11,552
		65,987

Electronics - Gauge & Meter - 0.0%
Tektronix, Inc.	600	19,626

Electronics - Medical Systems - 0.9%
Affymetrix, Inc.*	400	13,500
Medtronic, Inc.	7,990	381,522
Varian Medical Systems, Inc.*	451	38,926
		433,948

Electronics - Semiconductors / Components - 5.1%
Advanced Micro Devices, Inc.*	2,329	37,800
Agere Systems, Inc. (Class B)*	6,100	19,032
Altera Corp.*	2,519	51,513
Amkor Technology, Inc.*	1,146	16,766
Analog Devices, Inc.	2,491	119,593
Applied Micro Circuits Corp.*	2,020	11,615
Arrow Electronics, Inc.*	634	16,142
Atmel Corp.*	2,914	18,941
Avnet, Inc.*	818	20,033
Broadcom Corp.*	1,601	62,711
Conexant Systems, Inc.*	2,998	18,468
Fairchild Semiconductor International, Inc.*	776	18,647
Integrated Circuit Systems, Inc.*	500	12,515
Integrated Device Technology, Inc.*	673	10,095
Intel Corp.	42,745	1,162,664
Intersil Corp.	900	20,061
Jabil Circuit, Inc.*	1,318	38,789
Lattice Semiconductor Corp.*	675	5,893
Linear Technology Corp.	2,101	77,779
LSI Logic Corp.*	2,500	23,350
Marvell Technology Group Ltd.*	857	38,608
Microchip Technology, Inc.	1,400	37,184
Equity Securities - Cont'd	Shares	Value
Electronics - Semiconductors / Components - Cont'd
Micron Technology, Inc.*	4,073	$68,060
PMC - Sierra, Inc.*	1,126	19,108
RF Micro Devices, Inc.*	1,218	10,304
Skyworks Solutions, Inc.*	900	10,494
Texas Instruments, Inc.	11,420	333,692
Vitesse Semiconductor Corp.*	1,400	9,926
Xilinx, Inc.*	2,260	85,880
		2,375,663

Electronics - Technology - 0.1%
Kemet Corp.*	500	7,170
Solectron Corp.*	5,798	32,063
Titan Corp.*	583	11,771
		51,004

Energy Miscellaneous - 0.0%
Calpine Corp.*	2,749	12,838

Entertainment - 0.1%
Hollywood Entertainment Corp.*	400	5,424
Metro-Goldwyn-Mayer, Inc.*	1,614	28,084
Pixar, Inc.*	364	23,463
		56,971

Finance - Small Loan - 0.3%
AmeriCredit Corp.*	1,020	17,371
SLM Corp.	3,030	126,805
		144,176

Finance Companies - 0.2%
Capital One Financial Corp.	1,522	114,804

Financial Data Processing Services - 1.6%
Affiliated Computer Services, Inc.*	800	41,520
Automatic Data Processing, Inc.	3,888	163,296
Checkfree Corp.*	590	17,381
Deluxe Corp.	299	11,990
DST Systems, Inc.*	725	32,879
Fair, Isaac & Co., Inc.	450	16,236
First Data Corp.	5,851	246,678
Fiserv, Inc.*	1,323	47,324
Global Payments, Inc.	200	9,016
Jack Henry & Associates, Inc.	522	10,054
Paychex, Inc.	2,488	88,573
SunGard Data Systems, Inc.*	1,933	52,964
		737,911

Financial Information Services - 0.3%
D & B Corp.*	502	26,857
Dow Jones & Co., Inc.	401	19,212
Moody's Corp.	980	69,384
		115,453

Equity Securities - Cont'd	Shares	Value
Financial Miscellaneous - 2.9%
AMBAC Financial Group, Inc.	700	$51,646
Brown & Brown, Inc.	400	15,504
Fannie Mae	6,405	476,212
Fidelity National Financial, Inc.	1,019	40,352
First American Corp.	459	13,963
Freddie Mac	4,574	270,140
H & R Block, Inc.	1,188	60,624
MBIA, Inc.	953	59,753
MBNA Corp.	8,423	232,728
MGIC Investment Corp.	632	40,593
Nationwide Financial Services, Inc.	400	14,420
New Century Financial Corp.	200	9,712
Providian Financial Corp.*	1,964	25,728
Radian Group, Inc.	610	25,986
		1,337,361

Foods - 1.4%
General Mills, Inc.	2,471	115,346
H.J. Heinz Co.	2,338	87,184
Hershey Foods Corp.	657	54,433
JM Smucker Co.	300	15,834
Kellogg Co.	2,700	105,948
McCormick & Co., Inc.	800	26,816
NBTY, Inc.*	400	14,872
Performance Food Group Co.*	300	10,305
Sysco Corp.	4,250	165,963
William Wrigley Jr. Co.	1,219	72,067
		668,768

Forest Products - 0.2%
Weyerhaeuser Co.	1,500	98,250

Health Care Facilities - 0.4%
DaVita, Inc.*	467	22,299
Health Management Associates, Inc.	1,578	36,625
Laboratory Corp. of America Holdings, Inc.*	916	35,953
LifePoint Hospitals, Inc.*	257	8,311
Pharmaceutical Product Development, Inc.*	302	8,997
Quest Diagnostics, Inc.	683	56,573
Renal Care Group, Inc.*	300	13,728
		182,486

Health Care Management Services - 0.7%
Caremark Rx, Inc.*	2,850	94,776
First Health Group Corp.*	596	13,028
Health Net, Inc.*	741	18,473
IMS Health, Inc.	1,599	37,193
Oxford Health Plans	536	26,184
Universal Health Services (Class B)	360	16,585
WebMD Corp.*	2,094	18,616
Wellpoint Health Networks, Inc.*	1,000	113,720
		338,575

Equity Securities - Cont'd	Shares	Value
Health Care Services - 0.5%
Accredo Health, Inc.*	300	$11,430
Anthem, Inc.*	900	81,576
Apria Healthcare Group, Inc.*	337	10,090
Express Scripts, Inc.*	511	38,115
Lincare Holdings, Inc.*	620	19,480
McKesson Corp.	1,874	56,389
Omnicare, Inc.	712	31,563
		248,643

Home Builders - 0.4%
DR Horton, Inc.	1,533	54,314
KB Home	307	24,806
MDC Holdings, Inc.	242	17,037
NVR, Inc.*	42	19,320
Pulte Homes, Inc.	826	45,926
Ryland Group, Inc.	162	14,390
Standard-Pacific Corp.	200	12,000
		187,793

Hotel / Motel - 0.0%
Extended Stay America, Inc.	510	9,879

Household Equipment & Products - 0.1%
Black & Decker Corp.	500	28,470
Stanley Works	500	21,340
		49,810

Household Furnishings - 0.2%
Ethan Allen Interiors, Inc.	266	10,975
Furniture Brands International, Inc.	322	10,368
La-Z-Boy, Inc.	400	8,704
Newell Rubbermaid, Inc.	1,779	41,273
		71,320

Identified Control & Filter Devices - 0.6%
Agilent Technologies, Inc.*	3,164	100,077
American Power Conversion	1,284	29,545
Donaldson Co., Inc.	600	15,918
Flowserve Corp.*	367	7,689
Hubbell, Inc. (Class B)	350	14,045
IDEX Corp.	200	8,696
Pall Corp.	842	19,105
Parker Hannifin Corp.	815	46,047
Roper Industries, Inc.	236	11,387
Waters Corp.*	777	31,733
		284,242

Insurance - Life - 0.7%
AmerUs Group Co.	300	12,105
Jefferson-Pilot Corp.	984	54,130
Mony Group, Inc.*	316	9,935
Principal Financial Group, Inc.	2,200	78,386
Prudential Financial, Inc.	3,600	161,208
		315,764
Equity Securities - Cont'd	Shares	Value
Insurance - Multi-Line - 4.3%
Aflac, Inc.	3,361	$134,911
Allmerica Financial Corp.*	370	12,783
American International Group, Inc.	17,192	1,226,649
American National Insurance Co.	174	15,571
AON Corp.	2,067	57,690
Arthur J. Gallagher & Co.	600	19,542
Cigna Corp.	962	56,777
Cincinnati Financial Corp.	1,057	45,927
Hartford Financial Services, Inc.	1,920	122,304
Hilb Rogal & Hamilton Co.	200	7,620
IPC Holdings Ltd.	318	12,526
Lincoln National Corp.	1,231	58,251
Markel Corp.*	64	18,426
PartnerRe Ltd.	336	18,967
Protective Life Corp	400	14,980
Safeco Corp.	965	41,659
St. Paul Co.'s, Inc.	1,524	60,975
StanCorp Financial Group, Inc.	200	13,050
Torchmark Corp.	800	43,032
Unitrin, Inc.	447	19,176
UnumProvident Corp.	1,758	25,720
		2,026,536

Insurance - Property & Casualty - 1.4%
ACE Ltd.	1,900	81,054
Chubb Corp.	1,273	88,524
Commerce Group, Inc.	200	9,600
Erie Indemnity Co.	422	20,366
Everest Re Group, Ltd.	400	34,176
HCC Insurance Holdings, Inc.	444	14,355
Mercury General Corp.	358	17,875
Ohio Casualty Corp.*	400	7,996
PMI Group, Inc.	600	22,416
Progressive Corp.	1,430	125,268
RenaissanceRe Holdings Ltd.	425	22,100
Transatlantic Holdings, Inc.	345	30,087
Travelers Property Casualty Corp.*	3,400	58,310
White Mountains Insurance Group Ltd.	59	30,946
WR Berkley Corp.	550	21,934
XL Capital Ltd.	900	68,436
		653,443

Investment Management Companies - 0.3%
Affiliated Managers Group, Inc.*	210	11,462
Eaton Vance Corp.	400	15,248
Federated Investors, Inc. (Class B)	631	19,832
SEI Investments Co.	695	22,935
T. Rowe Price Group, Inc.	843	45,379
Waddell & Reed Financial, Inc.	500	12,260
		127,116

Leisure Time - 0.0%
Callaway Golf Co.	400	7,592
Equity Securities - Cont'd	Shares	Value
Machinery - Agricultural - 0.3%
AGCO Corp.*	500	$10,355
Deere & Co.	1,638	113,530
		123,885

Machinery - Construction & Handling - 0.0%
Terex Corp.*	300	11,091

Machinery - Engines - 0.1%
Briggs & Stratton Corp.	147	9,918
Cummins, Inc.	282	16,483
		26,401

Machinery - Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.	2,031	160,916
Kennametal, Inc.	200	8,254
		169,170

Machinery - Oil Well Equipment & Services - 0.2%
Cooper Cameron Corp.*	370	16,299
FMC Technologies, Inc.*	400	10,812
Grant Prideco, Inc.*	780	12,090
Key Energy Services, Inc.*	846	9,306
Smith International, Inc.*	620	33,176
		81,683

Machinery - Specialty - 0.0%
Graco, Inc.	450	13,099

Medical & Dental Instruments & Supplies - 1.7%
Apogent Technologies, Inc.*	600	18,408
Beckman Coulter, Inc.	400	21,816
Becton Dickinson & Co.	1,665	80,719
Biomet, Inc.	1,686	64,675
Boston Scientific Corp.*	5,400	228,852
Cooper Co's, Inc.	200	10,800
Coventry Health Care, Inc.*	594	25,144
Cytyc Corp.*	707	15,731
Dentsply International, Inc.	500	22,165
Edwards Lifesciences Corp.*	360	11,502
Henry Schein, Inc.*	287	20,497
Invacare Corp.	230	10,382
Patterson Dental Supply, Inc.*	449	30,806
ResMed, Inc.*	220	9,942
Respironics, Inc.*	200	10,804
St. Jude Medical, Inc.*	1,100	79,310
Stryker Corp.	1,315	116,417
Techne Corp.*	300	12,243
		790,213

Milling - Fruit & Grain Production - 0.0%
Corn Products International, Inc.	200	8,000

Equity Securities - Cont'd	Shares	Value
Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	412	$41,657

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	539	25,872

Multi-Sector Companies - 1.0%
3M Co.	5,166	422,940
Carlisle Co.'s, Inc.	250	14,163
Lancaster Colony Corp.	200	8,080
SPX Corp.	500	22,740
Teleflex, Inc.	252	12,406
		480,329

Office Furniture & Business Equipment - 0.6%
Diebold, Inc.	460	22,135
Herman Miller, Inc.	436	11,611
HON Industries	383	14,232
Lexmark International, Inc.*	872	80,224
Pitney Bowes, Inc.	1,592	67,835
Xerox Corp.*	5,233	76,245
		272,282

Office Supplies - 0.1%
Avery Dennison Corp.	688	42,800

Oil - Crude Producers - 0.3%
Chesapeake Energy Corp.	1,645	22,043
EOG Resources, Inc.	800	36,712
Pioneer Natural Resources Co.	810	26,163
XTO Energy, Inc.	1,214	30,648
		115,566

Photography / Imaging - 0.1%
Eastman Kodak Co.	1,900	49,723

Production Technology Equipment - 0.9%
Applied Materials, Inc.*	11,113	237,596
Cognex Corp.	300	9,975
Cymer, Inc.*	250	9,652
KLA-Tencor Corp.*	1,316	66,261
Lam Research Corp.*	900	22,689
Novellus Systems, Inc.*	1,030	32,744
Teradyne, Inc.*	1,272	30,312
Varian Semiconductor Equipment Associates, Inc.*	242	10,164
		419,393

Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc.	250	7,482
McGraw-Hill Co.'s, Inc.	1,262	96,089
Meredith Corp.	232	11,730
R.R. Donnelley & Sons Co.	1,419	42,925
Scholastic Corp.*	234	6,376
		164,602
Equity Securities - Cont'd	Shares	Value
Publishing - Newspapers - 0.2%
Belo Corp.	701	$19,460
Lee Enterprises, Inc.	200	9,036
McClatchy Co.	100	7,104
Media General, Inc.	151	10,159
New York Times Co.	985	43,537
		89,296

Radio & Television Broadcasters - 0.2%
COX Radio, Inc.*	300	6,390
Entercom Communications Corp.*	260	11,770
Sirius Satellite Radio, Inc.*	6,900	23,460
Univision Communications, Inc.*	1,670	55,127
		96,747

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	2,040	108,814

Rent & Lease Services - Commercial - 0.0%
United Rentals, Inc.*	400	7,108

Restaurants - 0.5%
Brinker International, Inc.*	641	24,313
CEC Entertainment, Inc.*	186	6,454
Cheesecake Factory, Inc.*	300	13,839
Darden Restaurants, Inc.	983	24,369
Krispy Kreme Doughnuts, Inc.*	400	13,736
Outback Steakhouse, Inc.	450	21,915
Panera Bread Co.*	200	7,784
PF Chang's China Bistro, Inc.*	200	10,062
Ruby Tuesday, Inc.	400	12,860
Starbucks Corp.*	2,575	97,206
		232,538

Retail - 4.9%
Advance Auto Parts, Inc.*	487	19,806
Amazon.Com, Inc.*	2,665	115,341
Barnes & Noble, Inc.*	449	14,637
Bed Bath & Beyond, Inc.*	1,977	82,560
Best Buy Co., Inc.	2,140	110,681
BJ's Wholesale Club, Inc.*	470	11,961
Borders Group, Inc.	500	11,870
Carmax, Inc.*	700	20,440
CDW Corp.	548	37,050
Costco Wholesale Corp.*	3,082	115,760
Dollar General Corp.	2,069	39,725
Dollar Tree Stores, Inc.*	796	24,588
Family Dollar Stores, Inc.	1,115	40,084
Fastenal Co.	440	23,624
Gap, Inc.	5,905	129,438
Home Depot, Inc.	14,999	560,363
Kohl's Corp.*	2,241	108,308
Linens 'N Things, Inc.*	300	10,623
Lowe's Co.'s, Inc.	5,188	291,202
Equity Securities - Cont'd	Shares	Value
Retail - Cont'd
Nordstrom, Inc.	906	$36,149
Office Depot, Inc.*	2,116	39,823
O'Reilly Automotive, Inc.*	313	12,533
PETsMART, Inc.	1,000	27,260
Ross Stores, Inc.	1,000	30,610
Saks, Inc.*	826	14,538
Staples, Inc.*	3,304	83,889
Target Corp.	6,009	270,645
Williams-Sonoma, Inc.*	774	26,471
		2,309,979

Savings & Loans - 1.4%
Astoria Financial Corp.	500	19,015
Commercial Federal Corp.	321	8,860
Downey Financial Corp.	184	9,734
Golden West Financial Corp.	1,002	112,174
Greenpoint Financial Corp.	879	38,421
Hudson City Bancorp, Inc.	1,251	47,338
Independence Community Bank	300	12,225
IndyMac Bancorp, Inc.	400	14,516
New York Community Bancorp, Inc.	1,780	61,018
Peoples Bank Bridgeport	400	18,596
Sovereign Bancorp, Inc.	1,992	42,669
Staten Island Bancorp, Inc.	300	7,464
Washington Federal, Inc.	567	14,475
Washington Mutual, Inc.	5,807	248,017
Webster Financial Corp.	316	16,024
		670,546

Scientific Equipment & Supplies - 0.1%
Applera Corp. - Applied Biosystems Group	1,433	28,345
Varian, Inc.*	200	8,034
		36,379

Securities Brokers & Services - 0.7%
A.G. Edwards, Inc.	500	19,560
Ameritrade Holding Corp.*	2,777	42,766
Charles Schwab Corp.	8,943	103,828
E*trade Financial Corp.*	2,391	31,920
Franklin Resources, Inc.	1,644	91,538
Investment Technology Group, Inc.*	308	4,712
Jefferies Group, Inc.	300	10,599
LaBranche & Co., Inc.	218	2,444
Legg Mason, Inc.	437	40,545
		347,912

Services - Commercial - 1.2%
Brink's Co	329	9,074
Choicepoint, Inc.*	566	21,525
Convergys Corp.*	995	15,124
Corporate Executive Board Co.	252	11,844
eBay, Inc.*	4,258	295,207
Getty Images, Inc.*	371	20,027
Equity Securities - Cont'd	Shares	Value
Services - Commercial - Cont'd
Iron Mountain, Inc.*	562	$25,082
Manpower, Inc.	535	24,878
Monster Worldwide, Inc.*	700	18,340
Regis Corp.	300	13,332
Robert Half International, Inc.*	1,176	27,777
Sabre Holdings Corp.	983	24,388
Viad Corp	589	14,236
Weight Watchers International, Inc.*	705	29,800
		550,634

Shoes - 0.1%
Reebok International, Ltd.	337	13,935
Timberland Co.*	184	10,939
		24,874

Soaps & Household Chemicals - 2.4%
Church & Dwight, Inc.	300	12,993
Colgate-Palmolive Co.	3,541	195,109
Procter & Gamble Co.	8,520	893,578
		1,101,680

Steel - 0.1%
Harsco Corp.	300	13,650
Worthington Industries	500	9,585
		23,235

Telecommunications Equipment - 0.2%
American Tower Corp.*	1,400	15,890
Andrew Corp.*	1,010	17,675
Crown Castle International Corp.*	1,402	17,707
Interdigital Communications Corp.*	400	6,992
Polycom, Inc.*	700	14,861
		73,125

Textiles Apparel Manufactures - 0.1%
Jones Apparel Group, Inc.	800	28,920
Tommy Hilfiger Corp.*	600	10,200
		39,120

Transportation Miscellaneous - 0.6%
CH Robinson Worldwide, Inc.	547	22,700
United Parcel Service, Inc. (Class B)	3,603	251,634
		274,334

Truckers - 0.0%
CNF, Inc.	350	11,760
Swift Transportation Co., Inc.*	400	6,868
		18,628

Utilities - Cable, Television, & Radio - 0.9%
Cablevision Systems Corp.*	1,447	33,107
Comcast Corp.*	8,943	257,022
COX Communications, Inc.*	3,909	123,525
		413,654
Equity Securities - Cont'd	Shares	Value
Utilities - Electrical - 0.3%
AES Corp.*	3,937	$33,583
Cleco Corp	300	5,709
Duquesne Light Holdings, Inc.	500	9,750
Hawaiian Electric Industries, Inc.	300	15,552
IDACORP, Inc.	300	8,970
NiSource, Inc.	1,700	36,125
OGE Energy Corp.	600	15,864
Puget Energy, Inc.	600	13,422
		138,975

Utilities - Gas Distribution - 0.4%
AGL Resources, Inc.	420	12,188
Atmos Energy Corp.	300	7,671
Energen Corp.	200	8,250
KeySpan Corp.	1,107	42,310
Kinder Morgan, Inc.	812	51,172
Nicor, Inc.	300	10,569
Oneok, Inc.	600	13,530
Peoples Energy Corp.	257	11,475
Piedmont Natural Gas Co., Inc.	241	10,175
Questar Corp.	556	20,261
WGL Holdings, Inc.	300	9,030
		196,631

Utilities - Gas Pipelines - 0.0%
Equitable Resources, Inc.	389	17,279

Utilities - Miscellaneous - 0.0%
MDU Resources Group, Inc.	650	15,268

Utilities - Telecommunications - 3.2%
Alltel Corp.	2,111	105,318
AT&T Wireless Services, Inc.*	17,895	243,551
BellSouth Corp.	12,074	334,329
CenturyTel, Inc.	884	24,301
Cincinnati Bell, Inc.*	1,600	6,512
Citizens Communications Co.*	1,893	24,495
McLeod USA, Inc. (Escrow)*	2,259	-
Nextel Communications, Inc.*	7,013	173,432
NTL, Inc.*	572	34,005
SBC Communications, Inc.	21,825	535,586
Telephone & Data Systems, Inc.	360	25,513
		1,507,042

Utilities - Water - 0.0%
Aqua America, Inc.	625	13,550

Equity Securities - Cont'd	Shares	Value
Wholesalers - 0.1%
Tech Data Corp.*	360	$14,738
United Stationers, Inc.*	200	8,420
		23,158

Total Equity Securities (Cost $45,622,608)		45,296,602

	Principal
U.S. Treasury Obligations - 0.2%	Amount
United States Treasury Bills, 8/19/04	$100,000	99,629

Total U.S. Treasury Obligations (Cost $99,629)		99,629

Total Investments (Cost $45,722,237) - 97.2%		45,396,231
Other assets and liabilities, net - 2.8%		1,311,379
Net Assets - 100%		$46,707,610

Net Assets Consist Of:
Paid-in capital applicable to the following shares of common stock,
250,000,000 shares of $0.01 par value authorized for Class A, Class B,
Class C and Class I combined:
Class A: 3,268,645 shares outstanding		$35,373,512
Class B: 355,923 shares outstanding		3,647,632
Class C: 423,673 shares outstanding		4,519,732
Class I: 330,251 shares outstanding		9,536,398
Undistributed net investment income		44,402
Accumulated net realized gain (loss) on investments		(6,097,459)
Net unrealized appreciation (depreciation) on investments		(316,607)

Net Assets		$46,707,610

Net Asset Value Per Share
Class A (based on net assets of $35,028,871)		$10.72
Class B (based on net assets of $3,695,218)		$10.38
Class C (based on net assets of $4,394,863)		$10.37
Class I (based on net assets of $3,588,658)		$10.87

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index^	4	6/04	$1,124,900	$9,399

* Non-income producing security.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $63)	$298,024
Interest income	921
Total investment income	298,945

Expenses:
Investment advisory fee	48,243
Transfer agency fees and expenses	50,163
Distribution Plan expenses:
Class A	39,719
Class B	15,548
Class C	17,388
Directors' fees and expenses	4,408
Administrative fees	45,418
Accounting fees	19,943
Custodian fees	66,330
Registration fees	19,673
Reports to shareholders	7,360
Professional fees	12,102
Miscellaneous	1,851
Total expenses	348,146
Reimbursement from Advisor:
Class A	(118,073)
Class B	(14,027)
Class C	(13,075)
Class I	(14,399)
Fees paid indirectly	(3,301)
Net expenses	185,271

Net Investment Income	113,674

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(750,667)
Futures	58,953
(691,714)

Change in unrealized appreciation or (depreciation) on:
Investments	5,407,307
Futures	17,987
5,425,294

Net Realized and Unrealized Gain
(Loss) on Investments	4,733,580

Increase (Decrease) in Net Assets
Resulting From Operations	$4,847,254

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$113,674	$172,024
Net realized gain (loss) on investments	(691,714)	(1,194,438)
Change in unrealized appreciation (depreciation)	5,425,294	8,044,310

Increase (Decrease) in Net Assets
Resulting From Operations	4,847,254	7,021,896
Distributions to shareholders from:
Net investment income:
Class A shares	(149,655)	(83,734)
Class B shares	(14,497)	(6,255)
Class C shares	(16,049)	(7,191)
Class I shares	(23,486)	(16,925)
Total distributions	(203,687)	(114,105)
Capital share transactions:
Shares sold:
Class A shares	8,172,301	7,433,889
Class B shares	1,126,375	1,027,019
Class C shares	1,735,249	975,261
Class I shares	--	--
Reinvestment of distributions:
Class A shares	143,595	81,681
Class B shares	11,296	4,728
Class C shares	10,768	4,122
Class I shares	23,486	16,925
Shares redeemed:
Class A shares	(4,533,972)	(2,521,751)
Class B shares	(104,194)	(182,193)
Class C shares	(198,012)	(238,428)
Class I shares	(1,545,440)	(125,651)
Total capital share transactions	4,841,452	6,475,602

Total Increase (Decrease) in Net Assets	9,485,019	13,383,393

Net Assets
Beginning of period	37,222,591	23,839,198
End of period (including undistributed net investment
income of $44,402 and $134,415, respectively.)	$46,707,610	$37,222,591

See notes to financial statements.

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A shares	777,691	837,983
Class B shares	110,156	118,164
Class C shares	169,246	112,054
Class I shares	--	--
Reinvestment of distributions:
Class A shares	13,559	9,973
Class B shares	1,099	588
Class C shares	1,048	513
Class I shares	2,189	2,047
Shares redeemed:
Class A shares	(433,791)	(292,209)
Class B shares	(10,112)	(21,738)
Class C shares	(19,395)	(28,521)
Class I shares	(139,322)	(13,714)
Total capital share activity	472,368	725,140

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of ..225% of the Fund's average daily net assets. Under the terms of the agreement, $11,462 was payable at period end.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $8,285 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $13,867 was payable at period end.

The Distributor received $26,413 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2004.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $12,460 for the six months ended March 31, 2004. Under the terms of the agreement, $2,560 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $7,187,455 and $3,155,550, respectively.

The cost of investments owned at March 31, 2004 for federal income tax purposes was $47,088,549. Net unrealized depreciation aggregated $1,692,318, of which $5,133,370 related to appreciated securities and $6,825,688 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $115,227, $1,114,446 and $1,821,070 at September 30, 2003 may be utilized to offset future capital gains until expiration in September 2009, September 2010, and September 2011, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$694	1.59%	$63,489	November 2003

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$9.55	$7.50	$9.68
Income from investment operations
Net investment income	.03	.05	.03
Net realized and unrealized gain (loss)	1.19	2.03	(2.17)
Total from investment operations	1.22	2.08	(2.14)
Distributions from:
Net investment income	(.05)	(.03)	(.04)
Total distributions	(.05)	(.03)	(.04)
Total increase (decrease) in net asset value	1.17	2.05	(2.18)
Net asset value, ending	$10.72	$9.55	$7.50

Total return*	12.78%	27.88%	(22.27%)
Ratios to average net assets:
Net investment income	.64% (a)	.63%	.36%
Total expenses	1.51% (a)	1.62%	1.65%
Expenses before offsets	.77% (a)	.77%	.77%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	8%	7%	9%
Net assets, ending (in thousands)	$35,029	$27,802	$17,663

		Periods Ended
		September 30,	September 30,
Class A Shares		2001	2000 #
Net asset value, beginning		$14.78	$15.00
Income from investment operations
Net investment income		.04	--
Net realized and unrealized gain (loss)		(5.10)	(.22)
Total from investment operations		(5.06)	(.22)
Distributions from:
Net investment income		(.04)	--
Total distributions		(.04)	--
Total increase (decrease) in net asset value		(5.10)	(.22)
Net asset value, ending		$9.68	$14.78

Total return*		(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income		.33%	.06% (a)
Total expenses		1.84%	2.94% (a)
Expenses before offsets		.85%	1.01% (a)
Net expenses		.75%	.75% (a)
Portfolio turnover		13%	10%
Net assets, ending (in thousands)		$18,614	$2,478

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$9.30	$7.38	$9.60
Income from investment operations
Net investment income (loss)	(.02)	.01	(.03)
Net realized and unrealized gain (loss)	1.15	1.94	(2.18)
Total from investment operations	1.13	1.95	(2.21)
Distributions from:
Net investment income	(.05)	(.03)	(.01)
Total distributions	(.05)	(.03)	(.01)
Total increase (decrease) in net asset value	1.08	1.92	(2.22)
Net asset value, ending	$10.38	$9.30	$7.38

Total return*	12.14%	26.55%	(23.05%)
Ratios to average net assets:
Net investment income (loss)	(.36%) (a)	(.37%)	(.62%)
Total expenses	2.67% (a)	3.05%	3.44%
Expenses before offsets	1.77% (a)	1.77%	1.77%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	8%	7%	9%
Net assets, ending (in thousands)	$3,695	$2,369	$1,164

		Periods Ended
		September 30,	September 30,
Class B Shares		2001	2000 #
Net asset value, beginning		$14.77	$15.00
Income from investment operations
Net investment income (loss)		(.07)	(.01)
Net realized and unrealized gain (loss)		(5.09)	(.22)
Total from investment operations		(5.16)	(.23)
Distributions from:
Net investment income		(.01)	--
Total distributions		(.01)	--
Total increase (decrease) in net asset value		(5.17)	(.23)
Net asset value, ending		$9.60	$14.77

Total return*		(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)		(.66%)	(.89%) (a)
Total expenses		5.67%	15.72% (a)
Expenses before offsets		1.85%	2.00% (a)
Net expenses		1.75%	1.75% (a)
Portfolio turnover		13%	10%
Net assets, ending (in thousands)		$860	$238

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$9.29	$7.37	$9.58
Income from investment operations
Net investment income (loss)	(.02)	.01	(.04)
Net realized and unrealized gain (loss)	1.15	1.94	(2.16)
Total from investment operations	1.13	1.95	(2.20)
Distributions from:
Net investment income	(.05)	(.03)	(.01)
Total distributions	(.05)	(.03)	(.01)
Total increase (decrease) in net asset value	1.08	1.92	(2.21)
Net asset value, ending	$10.37	$9.29	$7.37

Total return*	12.15%	26.59%	(23.00%)
Ratios to average net assets:
Net investment income (loss)	(.36%) (a)	(.36%)	(.63%)
Total expenses	2.52% (a)	2.88%	2.93%
Expenses before offsets	1.77% (a)	1.77%	1.77%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	8%	7%	9%
Net assets, ending (in thousands)	$4,395	$2,534	$1,391

		Periods Ended
		September 30,	September 30,
Class C Shares		2001	2000 #
Net asset value, beginning		$14.76	$15.00
Income from investment operations
Net investment income (loss)		(.07)	(.02)
Net realized and unrealized gain (loss)		(5.09)	(.22)
Total from investment operations		(5.16)	(.24)
Distributions from:
Net investment income		(.02)	--
Total distributions		(.02)	--
Total increase (decrease) in net asset value		(5.18)	(.24)
Net asset value, ending		$9.58	$14.76

Total return*		(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)		(.67%)	(.94%) (a)
Total expenses		4.32%	12.34% (a)
Expenses before offsets		1.85%	1.99% (a)
Net expenses		1.75%	1.75% (a)
Portfolio turnover		13%	10%
Net assets, ending (in thousands)		$1,318	$228

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$9.67	$7.56	$9.73
Income from investment operations
Net investment income	.05	.09	.06
Net realized and unrealized gain (loss)	1.20	2.06	(2.18)
Total from investment operations	1.25	2.15	(2.12)
Distributions from:
Net investment income	(.05)	(.04)	(.05)
Total distributions	(.05)	(.04)	(.05)
Total increase (decrease) in net asset value	1.20	2.11	(2.17)
Net asset value, ending	$10.87	$9.67	$7.56

Total return*	12.94%	28.46%	(21.99%)
Ratios to average net assets:
Net investment income	1.03% (a)	1.01%	.73%
Total expenses	1.03% (a)	1.19%	1.20%
Expenses before offsets	.39% (a)	.39%	.39%
Net expenses	.38% (a)	.38%	.38%
Portfolio turnover	8%	7%	9%
Net assets, ending (in thousands)	$3,589	$4,518	$3,622

		Periods Ended
		September 30,	September 30,
Class I Shares		2001	2000 #
Net asset value, beginning		$14.81	$15.00
Income from investment operations
Net investment income		.08	.03
Net realized and unrealized gain (loss)		(5.12)	(.22)
Total from investment operations		(5.04)	(.19)
Distributions from:
Net investment income		(.04)	--
Total distributions		(.04)	--
Total increase (decrease) in net asset value		(5.08)	(.19)
Net asset value, ending		$9.73	$14.81

Total return*		(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income		.72%	.77% (a)
Total expenses		1.18%	1.21% (a)
Expenses before offsets		.48%	.62% (a)
Net expenses		.38%	.38% (a)
Portfolio turnover		13%	10%
Net assets, ending (in thousands)		$4,249	$19,750

(a)        Annualized

*          Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#          From June 30, 2000 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert Social Index Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks


Item 2.  Code of Ethics.

            Not applicable.

Item 3.  Audit Committee Financial Expert.

            Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 2, 2004, the Board of Directors adopted procedures by which shareholders may recommend nominees to the Board.  Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Director vacancy exists or is likely to exist on the Board, the independent Directors consider any candidates for vacancies on the Board from any shareholder of the Fund who has held his or her shares for at least five years.   Shareholders of the Fund who wish to nominate a candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Director"  -- i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: June 3, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: June 3, 2004

            /s/  D. Wayne Silby

            D. Wayne Silby

            President -- Principal Executive Officer

Date: June 8, 2004

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 7, 2004